Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 131,271	$ 138,599
Finite lived intangible assets:
Accumulated amortization	(22,909)	(17,140)
Finite lived intangible assets, net	55,205	65,244
Intangible assets, net	186,476	203,843
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	76,595	80,865
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Names
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	1,150	1,150
Noncompete Agreements
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 369	$ 369